RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 10 - RELATED PARTY TRANSACTIONS

During the Successor periods prior to the Merger, Intermex paid a monthly management fee of $65 thousand, plus reimbursement of expenses, to a related party for management services, which is included in other selling, general and administrative expenses on the Company’s consolidated statements of operations and comprehensive (loss) income. During the Predecessor periods, all management fees were waived. There were no amounts payable to or receivable from related parties included in the consolidated balance sheets at December 31, 2018 and 2017. The management company was reimbursed expenses of approximately $12 thousand in the Successor period from February 1, 2017 through December 31, 2017. Upon closing of the Merger on July 26, 2018 (See Note 3), the management fee agreement with the related party was terminated, and a one-time termination fee of $1.6 million was included as part of transaction costs in the consolidated statements of operations and comprehensive (loss) income for the year ended December 31, 2018.